Supplemental cash flow information (Tables)	12 Months Ended
Mar. 31, 2026
Text Block1 [Abstract]
Disclosure Of Interest And Dividends
(2)	Interest and dividends

	Yen in millions
	Fiscal year ended March 31
	2024	2025	2026
Interest received
Financial income	36,295	49,582	55,647
Net income (loss) from discontinued operations	244,292	260,725	138,878
Dividends received
Financial income	1,138	1,390	2,995
Net income (loss) from discontinued operations	52,760	41,214	7,612
Interest paid
Financial expenses	22,667	21,829	16,541
Net income (loss) from discontinued operations	74,857	91,431	52,448

Disclosure of reconciliation of liabilities arising from financing activities
(4)	Reconciliation of liabilities arising from financing activities

	Yen in millions
	Short-term borrowings *1	Long-term debt *1,2	Lease liabilities *2,3
Balance as of April 1, 2023	92,646	790,080	532,247

Net cash flows from financing activities	(18,370)	188,260	(91,234)
Acquisitions through business combinations	796	-	853
Non-cash items:
Obtaining assets by entering into lease contracts	-	-	101,039
Translation adjustment	12,097	36,946	39,222
Other	1,133	(1,000)	(10,400)

Total changes	(4,344)	224,206	39,480

Balance as of March 31, 202 4	88,302	1,014,286	571,727

Net cash flows from financing activities	(28,585)	57,325	(99,112)
Acquisitions through business combinations	-	-	32,801
Non-cash items:
Obtaining assets by entering into lease contracts	-	-	115,087
Translation adjustment	(1,040)	(3,664)	(5,744)
Other	(8,036)	19,266	(15,289)

Total changes	(37,661)	72,927	27,743

Balance as of March 31, 2025	50,641	1,087,213	599,470

Net cash flows from financing activities	(829)	(106,588)	(91,817)
Acquisitions through business combinations	-	-	33
Non-cash items:
Obtaining assets by entering into lease contracts	-	-	99,188
Translation adjustment	1,591	20,154	27,399
Other *3	(220)	12	82,874
Impact from loss of control of the Financial Services business *4	-	(9,988)	(89,464)

Total changes	542	(96,410)	28,213

Balance as of March 31, 2026	51,183	990,803	627,683

*1
The amount of short-term borrowings and long-term debt associated with the insurance business and banking business operations, which are classified as cash flows from operating activities in the consolidated statements of cash flows, is excluded from the amount above.

*2
As described in Note 2 (5), “Lease liabilities,” which were included within the “Current portion of long-term debt” and “Long-term debt,” are presented as part of a separate caption in the consolidated statements of financial position as of March 31, 2026. In connection with this change, the amounts related to lease liabilities have also been reclassified in the table above.

*3
The amount includes 103,165 million yen of lease liabilities arising from lease agreements with the Financial Services business that were previously eliminated as intercompany transactions. As a result of the execution of the Partial
Spin-off
of the Financial Services business, these leases became external transactions and are therefore recognized in the consolidated statements of financial position.

*4	This is the amount as of the date of deconsolidation of SFGI, which operates the Financial Services business, resulting from the execution of the Partial Spin-off of the Financial Services business.

Disclosure of cash and cash equivalents
(5)	Components of cash and cash equivalents

	Yen in millions
	March 31
	2024	2025	2026
Cash and demand deposits	1,535,476	1,885,112	1,127,113
Time deposits with original maturities of three months or less	63,169	126,375	570,153
Money market funds	219,559	709,460	511,613
Call loans	88,909	260,009	-

Total	1,907,113	2,980,956	2,208,879

Notes:

1.
Cash and demand deposits, time deposits with original maturities of three months or less and call loans are classified as financial assets required to be measured at amortized cost, whose carrying amounts approximate their fair values mainly due to their short-term nature. Money market funds are short-term and highly liquid investments with insignificant risk of changes in value. Money market funds are classified as financial assets required to be measured at fair value through profit or loss and classified within Level 1 of the fair value hierarchy.

2.
As a result of the execution of the Partial
Spin-off
of the Financial Services business, SFGI, which operates the Financial Services business, has been excluded from consolidation. Therefore, the balance as of March 31, 2026 does not include cash and cash equivalents related to the Financial Services business.